SEGMENT INFORMATION - Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue and Long-lived Assets by Geography
Revenue:	$ 2,764,536	$ 2,509,980	$ 2,373,519
Long-lived assets (excluding goodwill and intangible assets)	274,930	302,417
United States
Revenue and Long-lived Assets by Geography
Revenue:	2,309,504	1,997,662	1,871,092
Long-lived assets (excluding goodwill and intangible assets)	263,620	294,667
All other countries
Revenue and Long-lived Assets by Geography
Revenue:	455,032	512,318	$ 502,427
Long-lived assets (excluding goodwill and intangible assets)	$ 11,310	$ 7,750